CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 CNY (¥) ¥ / shares shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2017 CNY (¥) ¥ / shares shares
Revenues	$ 14,910,049	¥ 102,384,327		¥ 84,712,046		¥ 60,054,462
Cost of revenues and related tax	10,560,809	72,518,963		80,561,861		44,090,960
Gross profit	4,349,240	29,865,364		4,150,185		15,963,502
Selling and distribution expenses	1,321,761	9,076,266		8,013,353		4,458,218
General and administrative expenses	6,012,751	41,288,351		34,687,317		32,751,142
Provision for (net recovery of) doubtful accounts	88,945	610,776		(841,242)		1,766,286
Research and development expenses	456,333	3,133,545		3,215,653		7,599,340
Operating expenses	7,879,790	54,108,938		45,075,081		46,574,986
Loss from operations	(3,530,550)	(24,243,574)		(40,924,896)		(30,611,484)
Other income (expenses)
Subsidy income	167,329	1,149,016		371,650		132,791
Interest income	5,882	40,391		68,028		73,990
Interest expense	(231,410)	(1,589,045)		(897,521)		(548,878)
Loss from investment in unconsolidated entity	(139,789)	(959,905)		0		0
Impairment loss of investment in unconsolidated entity			$ (580,000)	(4,037,736)		0
Foreign exchange transaction gain (loss)	8,243	56,603		(4,068)		21,502
Other income	23,677	162,585		65,539		36,178
Other expense, net	(166,068)	(1,140,355)		(4,434,108)		(284,417)
Loss before income tax	(3,696,618)	(25,383,929)		(45,359,004)		(30,895,901)
Income tax expenses	58,030	398,477		16,230		307,900
Net loss	(3,754,648)	(25,782,406)	(6,607,915)	(45,375,234)	$ (4,544,155)	(31,203,801)
Less: Net (loss) income attributable to non-controlling interests	(62,111)	(426,501)		(1,302,913)		241,346
Net loss attributable to Recon Technology, Ltd	(3,692,537)	(25,355,905)		(44,072,321)		(31,445,147)
Comprehensive loss
Net loss	(3,754,648)	(25,782,406)	$ (6,607,915)	(45,375,234)	$ (4,544,155)	(31,203,801)
Foreign currency translation adjustment	202,983	1,393,843		1,765,249		(30,116)
Comprehensive loss	(3,551,665)	(24,388,563)		(43,609,985)		(31,233,917)
Less: Comprehensive (loss) income attributable to non- controlling interests	(62,111)	(426,501)		(1,302,913)		241,346
Comprehensive loss attributable to Recon Technology, Ltd	$ (3,489,554)	¥ (23,962,062)		¥ (42,307,072)		¥ (31,475,263)
Loss per common share - basic and diluted | (per share)	$ (0.19)	¥ (1.30)		¥ (3.84)		¥ (4.90)
Weighted - average shares -basic and diluted	19,544,164	19,544,164	11,483,464	11,483,464	6,417,305	6,417,305
Related Party [Member]
Revenues	$ 542,741	¥ 3,726,894		¥ 577,009		¥ 0
Cost of revenues and related tax	320,785	2,202,765		464,027		0
Third Party [Member]
Revenues	14,367,308	98,657,433		84,135,037		60,054,462
Cost of revenues and related tax	10,240,024	70,316,198		¥ 80,097,834		44,090,960
Provision for (net recovery of) doubtful accounts	$ 57,221	¥ 392,929				¥ 1,137,238